S000000554 [Member] Expense Example, No Redemption - Nuveen Connecticut Municipal Bond Fund	Feb. 28, 2026 USD ($)
Nuveen Connecticut Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 499
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	851
Expense Example, No Redemption, 10 Years	1,379
Nuveen Connecticut Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	762
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	876
Expense Example, No Redemption, 10 Years	$ 1,911